SCHEDULE OF KEY ASSUMPTIONS INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue growth rate	11.73%
Discount rate	13.90%	13.90%
Name of entity	Landmark Medical Centre Sdn Bhd
Principal activities	Operations of private specialist hospital
Country of business / incorporation	Malaysia
Group's effective equity interest held rate	20.00%	20.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue growth rate		2.38%
Top of range [member]
IfrsStatementLineItems [Line Items]
Revenue growth rate		3.05%